Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	60,000	60,000
Preferred stock, Series A, designated	30,500	30,500
Preferred stock, Series A, shares issued	30,134	30,129
Preferred stock, Series A, shares outstanding	29,867	20,862
Treasury Stock Held	267
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	150,000	150,000
Class A Common Stock
Treasury Stock Held		784
Common stock, shares issued	59,968	59,954
Common stock, shares outstanding	59,199	59,170
Class B Common Stock
Common stock, shares issued	28,169	28,169
Common stock, shares outstanding	28,169	28,169
Preferred Stock
Treasury Stock Held	267	267